Assets Held for Sale Operating Lease Payments Due on HQ Building (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012 Elk Grove Village Headquarters Building [Member]
Minimum Lease Payments Related to Elk Grove Village HQ Building [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 280	$ 653
Operating Leases, Future Minimum Payments, Due in Two Years	1,019	673
Operating Leases, Future Minimum Payments, Due in Three Years	1,029	693
Operating Leases, Future Minimum Payments, Due in Four Years	770	714
Operating Leases, Future Minimum Payments, Due Thereafter	281	281
Operating Leases, Future Minimum Payments Due	$ 3,379	$ 3,014